CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
REVENUES	$ 143,637	$ 81,245	$ 40,285
COST OF REVENUES	37,040	21,130	12,219
GROSS PROFIT	106,597	60,115	28,066
OPERATING COSTS AND EXPENSES:
RESEARCH AND DEVELOPMENT, net	36,930	22,309	15,866
SALES AND MARKETING	12,912	12,331	6,434
GENERAL AND ADMINISTRATIVE	71,437	10,277	7,418
OPERATING PROFIT (LOSS)	(14,682)	15,198	(1,652)
INTEREST INCOME	1,305	1,059	1,531
FINANCIAL INCOME (EXPENSES), net	(4,442)	1,389	402
PROFIT (LOSS) BEFORE TAXES ON INCOME	(17,819)	17,646	281
BENEFIT (TAXES) ON INCOME	(12,265)	2,274	(334)
NET INCOME (LOSS)	(30,084)	19,920	(53)
BASIC AND DILUTED LOSS PER SHARE:
Amount allocated to participating shareholders		(16,105)
Adjustment as a result of benefit to participating shareholders		(229,832)
Net loss applicable to Ordinary shares for 2014 and applicable to Class A Ordinary Share for 2013 and 2012	(30,084)	(226,017)	(53)
Basic and diluted (in dollars per share)	$ (0.28)	$ (6.03)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF LOSS PER ORDINARY SHARE FOR 2014 AND PER CLASS A ORDINARY SHARE FOR 2013 AND 2012 (IN THOUSANDS)
Basic and diluted (in shares)	107,942	37,477	40,191
PRO FORMA BASIC AND DILUTED LOSS PER ORDINARY SHARE (UNAUDITED)
Net loss	$ (30,084)
Basic and Diluted (unaudited pro forma) (in dollars per share)	$ (0.15)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF PRO FORMA LOSS PER SHARE (IN THOUSANDS)
Basic and Diluted (unaudited pro forma) (in shares)	207,214